Fair Value Measures	12 Months Ended
Jun. 30, 2014
Fair Value Measures [Abstract]
Fair Value Measures
(20)	Fair Value Measures

ASC 820, Fair Value Measures and Disclosures, establishes a fair value hierarchy for disclosure of fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to value the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

Level 3 — Unobservable inputs reflecting management's own assumptions about the inputs used in pricing the asset or liability. For example, cash flow modeling using inputs based on management's assumptions.

The following table summarizes assets measured at fair value on a recurring basis at June 30, 2014:

	Total	Level 1	Level 2	Level 3
Marketable securities	$10,399	10,399	—	—
Total assets at fair value	$10,399	10,399	—	—

The following table summarizes assets measured at fair value on a recurring basis at June 30, 2013.

	Total	Level 1	Level 2	Level 3
Foreign exchange forward and option contracts	$251		251
Total assets at fair value	$251	—	251	—

The Company does not have any liabilities that are required to be remeasured at fair value at June 30, 2014 or at June 30, 2013.

Marketable securities consist of corporate bonds for which fair values were based on quoted prices in active markets and were therefore classified within Level 1 of the fair value hierarchy. During the year ended June 30, 2014, we sold $3,976 of these bonds for a gain of $186. As of the balance sheet date, the cash proceeds from the sale of these bonds had not settled, and are therefore included in Prepaid expenses and other current assets in the Consolidated Balance Sheets.

Derivative assets related to the foreign exchange forward and option contracts are summarized in note 13 (Derivative Instruments). Fair values are determined by independent brokers using quantitative models based on readily observable market data.

See note 10 (Debt) for information regarding the fair value of the Company's outstanding debt.